10. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Details
Exploration and evaluation asset costs included in accounts payable and accrued liabilities	$ 328,850	$ 20,161	$ 401,957
Advance for exploration and evaluation costs included in prepaid expenses	50,000		20,398
Exploration and evaluation asset costs included in Due to Related Parties	126,750	19,447
Share capital related to the issue of common shares	39,600
Share issue costs related to the issue of finder's warrants	$ 26,107
Marketable securities related to the shares received		12,000	267,500
Proceeds from sale of marketable securities		$ 216,232
Share issue costs included in Due to Related Parties			$ 32,750